Warrants (Narrative) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Warrants [Line Items]
Number of warrants unexercised		10
Weighted average exercise price, exercised		$ 4.09
Number of warrants exercised	1,565,268	1,925,656	1,672,028
Exercise price one [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise		628,571
Weighted average exercise price, exercised		$ 4.55
Number of warrants exercised		628,571
Exercise price two [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise		544,642
Weighted average exercise price, exercised		$ 3.5
Number of warrants exercised		544,642
Exercise price three [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise		685,714
Weighted average exercise price, exercised		$ 4.2
Number of warrants exercised		685,714
Exercise price four [Member]
Warrants [Line Items]
Number of common shares issued due to warrant exercise		66,729
Weighted average exercise price, exercised		$ 2.6677
Number of warrants exercised		66,729